Income taxes - Unrecognized Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net operating tax losses carried forward	$ 41,838	$ 24,973
Unused tax credits	2,356	515
Deductible temporary differences, including capital losses	$ 22,715	$ 26,312